RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Liquid assets	$ 50,680,823	$ 48,059,179
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	25,273,317	26,299,990
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	19,951,771	17,739,501
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 5,455,735	$ 4,019,688